Unusual Items - Unusual Items Expenses (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Unusual items
Legal related matters	$ (0.1)	$ 0.2	$ 0.4	$ 0.4
Rocketdyne Business acquisition related costs	6.4		11.8		11.6
Total Unusual expenses	6.3	0.6	12.2	0.8	12.7	5.6	3.4
Executive severance agreements							1.4
Loss on bank amendment						1.3	0.7
Gain on legal settlement							(2.7)
9.5% Senior Subordinated Notes [Member]
Unusual items
("9 1/2% Notes") redemption		0.4		0.4
Aerospace and Defense
Unusual items
Total Unusual expenses					0.7	4.1	2.8
Loss on legal matters and settlements					0.7	4.1	2.8
Corporate retirement benefit plan expense
Unusual items
Rocketdyne Business acquisition related costs					11.6
Total Unusual expenses					12.0	1.5	0.6
Executive severance agreements							1.4
Loss on debt repurchased					0.4	0.2	1.2
Loss on bank amendment						1.3	0.7
Gain on legal settlement							$ (2.7)